INCOME TAXES - Summary of Income Tax Expense (Credit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expense - current:
Income tax expense - current	$ 3,471	$ 4,942	$ 7,552
Under (over) provision of income taxes in prior years:
(Over) under provision of income tax in prior years	(1,471)	(2,622)	(189)
Income tax (credit) expense - deferred:
Income tax (credit) expense - deferred	(2,445)	(2,330)	815
Income tax (credit) expense	(445)	(10)	8,178
Macau Complementary Tax [Member]
Income tax expense - current:
Income tax expense - current	676	13	2,832
Under (over) provision of income taxes in prior years:
(Over) under provision of income tax in prior years	793	(2,575)	(224)
Income tax (credit) expense - deferred:
Income tax (credit) expense - deferred	(629)	(3,020)	(1,074)
Lump sum in lieu of Macau Complementary Tax on dividends [Member]
Income tax expense - current:
Income tax expense - current	2,341	2,359	2,795
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense - current	46	2,516	1,889
Under (over) provision of income taxes in prior years:
(Over) under provision of income tax in prior years	(2,303)	30	39
Income tax (credit) expense - deferred:
Income tax (credit) expense - deferred	(2,554)	245	(69)
Income Tax in Other Jurisdictions [Member]
Income tax expense - current:
Income tax expense - current	408	54	36
Under (over) provision of income taxes in prior years:
(Over) under provision of income tax in prior years	39	(77)	(4)
Income tax (credit) expense - deferred:
Income tax (credit) expense - deferred	$ 738	$ 445	$ 1,958